As filed with the Securities and Exchange
Commission on December 18, 2013

1933 Act File No. 333-168040
1940 Act File No. 811-22436

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

POST-EFFECTIVE AMENDMENT NO. 11
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 14

ENTREPRENEURSHARES SERIES TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

470 ATLANTIC AVENUE,

SUITE #400
BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 287-9469

DR. JOEL M. SHULMAN
WESTON CAPITAL ADVISORS, LLC
470 ATLANTIC AVENUE,

SUITE #400
BOSTON, MASSACHUSETTS 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

ROBERT JOHNSON, ESQ.

CLEARSPIRE LAW CO., PLLC

1747 PENNSYLVANIA AVENUE, NW

SUITE 200

WASHINGTON, DC 20006

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for this Registration Statement under Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 12th day of December, 2013.

ENTREPRENEURSHARES SERIES TRUST

(Registrant)

By: /s/ Joel Shulman

Joel Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Joel Shulman Joel Shulman	President (Principal Executive Officer) and Trustee	December 18, 2013

/s/ Dave Cragg Dave Cragg	Vice President, Secretary and Treasurer (Principal Financial and Accounting Officer)	December 18, 2013

/s/ Thomas Stallkamp Thomas Stallkamp	Trustee	December 18, 2013

/s/ George Berbeco George Berbeco	Trustee	December 18, 2013

/s/ Stephen Sohn Steven Sohn	Trustee	December 18, 2013

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase